Derivative Instruments and Fair Value Measurements (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Loss on Derivative		$ 367,100
Forward Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset				$ 944,200
Derivative, Gain (Loss) on Derivative, Net			$ 944,200	776,500
Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability	$ 568,000		479,000	209,500
Derivative, Gain (Loss) on Derivative, Net	$ 823,000	$ 5,000	$ 269,000	$ 239,000
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fixed Interest Rate	6.63%		6.63%	6.63%
Derivative Liability	$ 123,000		$ 112,299	$ 94,882
Derivative Asset	$ 11,000		$ 17,000	$ 86,500